Shareholders' equity (Tables)	12 Months Ended
Jun. 30, 2022
Shareholders' equity
Summary of issued and outstanding common shares

	June 30, 2022	June 30, 2021
	#	#
Shares issued and outstanding:
Outstanding, beginning of the year	19,021,642	10,869,676
Shares issued for business combinations (Note 20)	1,494,536	3,018,685
Shares issued for acquisition costs (Note 20)	—	18,456
Shares issued as instalment for shares to be issued (Note 20)	857,142	—
Shares issued through short form prospectus	—	5,000,857
Shares issued upon exercise of options	66,340	113,968
Rounding of fractional shares in 2021 after share consolidation	(28)	—
Outstanding, end of the year	21,439,632	19,021,642

Summary of movement in the stock option plan

	Number	Weighted
Measurement date	of options	average price
	#	$
Balance, July 1, 2020	642,600	7.96
Granted	1,102,571	24.12
Exercised	(113,968)	(1.91)
Expired	(3,429)	(8.19)
Forfeited	(40,464)	(10.86)
Balance, June 30,2021	1,587,310	19.55

Granted	590,211	13.92
Exercised	(66,340)	(8.07)
Forfeited	(290,644)	(17.80)
Cancelled	(612,497)	(27.10)
Rounding of fractional shares	(132)	—
Balance, June 30, 2022	1,207,908	14.02

Summary of valuation allowance on stock option

	2022		2021

Share price	$8.47 - $18.62		$17.34 - $26.97
Exercise price	$8.47 - $18.62		$17.34 - $26.97
Expected volatility	57.63% - 60.16%		62.27% - 65.55%
Expected option life	4.5 - 5	years	5	years
Risk-free interest rate	0.78% - 2.58%		0.33% - 0.71%

Summary of information about the stock options outstanding and exercisable based on exercise price range

	June 30, 2022		June 30, 2021
	Number of	Weighted	Number of	Weighted
	stock options	average	stock options	average
	outstanding and	remaining	outstanding	remaining
Exercise price	exercisable	contractual life	and exercisable	contractual life
$3.01 - $5.00	23,299	0.50	23,586	1.50
$5.01 - $10.00	51,881	1.49	68,535	2.54
$10.01 - $15.00	104,313	2.93	75,750	3.92
$15.01 - $18.00	45,808	4.00	—	—
$18.01 - $27.00	35,951	3.61	—	—
	261,252	2.71	167,871	3.02

Summary of basic and diluted earnings per share

	2022	2021
Number of shares:
Weighted average number of shares outstanding	19,636,797	16,248,616
Shares to be issued	11,838,458	12,695,600
Weighted average number of shares used in basic earnings per share	31,475,255	28,944,216
Shares deemed to be issued in respect of options and warrants	—	238,217
Weighted average number of shares used in diluted earnings per share	31,475,255	29,182,433
Net income (loss) for the year	(110,780)	282
Earnings (loss) per share:
Basic earnings (loss) per share	$(3.520)	$0.010
Diluted earings (loss) per share	$(3.520)	$0.010